SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
Purpose	Dispensary
Location	Los Angeles - West Hollywood
Ownership	100.00%	100.00%
MM CAN USA [Member]
Purpose	Manager of MM Enterprises USA, LLC
Location	California
Ownership	100.00%	100.00%
MM Enterprises USA, LLC [Member]
Purpose	Operating Entity
Location	Delaware
Ownership	100.00%	100.00%
Convergence Management Services, Ltd. [Member]
Purpose	Public Relations Entity
Location	Canada
Ownership	100.00%	0.00%